Basis of Presentation and Significant Accounting Policies (Details)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 30, 2020 USD ($)	Dec. 31, 2021 EGP (ج.م.) shares	Nov. 01, 2021 USD ($)	Oct. 26, 2021 USD ($)	Nov. 20, 2020 USD ($)	Oct. 19, 2020 shares
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000
warrants issued	$ 6,366,666
Temporary equity stated shares (in Shares) | shares	11,500,000
Offering Costs	$ 6,793,491
Underwriting Fees	2,300,000
Deferred underwriting fees	4,025,000
Other offering costs	468,491
Expenses	191,112
Made payments	298,404		$ 1,746,736
Common stock issued (in Shares) | shares									11,500,000
Federal deposit insurance coverage		$ 250,000
Aggregate shares of common stock (in Shares) | shares		6,366,666
DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Total revenue	$ 94,090,658		$ 318,718,580
Revenue, percentage	26.00%		23.00%
Net accounts receivable	$ 0.24		$ 0.26
Cost of sales, percentage	11.00%		11.00%
Cash	$ 323,000		$ 803,000					$ 465,000
Principal owners voting interest rate			10.00%
Number of shares excluded from calculation (in Shares) | shares			24,753,760
Ownership interest, percentage			50.00%		50.00%	20.00%	50.00%
Equity method investment, acquired amount			$ 516,160		ج.م. 381,687	$ 30,000	$ 655,876
IPO [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	(3,833,333)	$ 3,833,333
Warrants issued		6,366,666
IPO [Member] | DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock issued (in Shares) | shares			3,833,305		3,833,305
Private Placement [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	(2,533,333)	$ 2,533,333
Common stock issued (in Shares) | shares									115,000,000
Private Placement [Member] | DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock issued (in Shares) | shares			2,533,333		2,533,333
Class A Common Stock [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Interest income earned on investments held trust account	$ 6,367,000
Common stock, shares subject to possible redemption (in Shares) | shares	11,500,000	11,500,000
Variable Interest Entity [Member] | DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Total revenue			$ 477,654
Net loss			122,982
Total assets			481,338
Total liabilities			906,444
Total stockholders’ deficit			$ 425,106
Revision to Previously Reported Financial Statements [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Reclassification amount				$ 5,000,000
Public shares amount				$ 5,000,001
Warrant [Member] | DocGo Inc. and Subsidiaries [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock issued (in Shares) | shares			6,366,638		6,366,638